Accounting policies - Pensions (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Accounting Policies [Abstract]
Net defined benefit liability (asset)	$ 55.3	$ 66.5	$ 58.9